Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Cash Flows from Operating Activities
Net income	$ 41,399	$ 35,451
Adjustments to reconcile net income to net cash provided by operating activities:
Income from discontinued operations, net of tax	0	(375)
Depreciation and amortization	51,276	53,964
Amortization of debt financing costs and discounts on debt	2,186	2,213
Share-based compensation expense	8,927	3,083
Deferred income taxes	8,094	15,159
Loss on early extinguishments and modifications of debt	61	156
Other operating activities	56	766
Changes in operating assets and liabilities:
Accounts receivable, net	3,823	2,185
Inventories	387	606
Prepaid expenses and other current assets	1,047	(1,633)
Income taxes receivable	1,821	1,517
Other assets, net	169	(217)
Accounts payable and accrued liabilities	(2,795)	4,959
Other long-term tax liabilities	47	31
Other liabilities	2,027	(261)
Net cash provided by operating activities	118,525	117,604
Cash Flows from Investing Activities
Capital expenditures	(25,918)	(80,038)
Advances pursuant to development agreement	0	(35,108)
Other investing activities	(500)	44
Net cash used in investing activities	(26,418)	(115,102)
Cash Flows from Financing Activities
Borrowings under Boyd Gaming bank credit facility	179,600	256,700
Payments under Boyd Gaming bank credit facility	(264,403)	(275,063)
Debt financing costs, net	(9)	(1,889)
Share-based compensation activities, net	(3,589)	(3,826)
Stock Repurchased and Retired During Period, Value	(19,803)	0
Payments of Ordinary Dividends, Common Stock	(5,632)	0
Other financing activities	(50)	(95)
Net cash provided by (used in) financing activities	(113,886)	(24,173)
Cash Flows from Discontinued Operations
Cash flows from operating activities	0	(255)
Cash flows from investing activities	0	630
Cash flows from financing activities	0	0
Net cash provided by discontinued operations	0	375
Change in cash and cash equivalents	(21,779)	(21,296)
Cash, cash equivalents and restricted cash, beginning period	227,279	210,350
Cash, cash equivalents and restricted cash, end of period	205,500	189,054
Supplemental Disclosure of Cash Flow Information
Cash paid for interest, net of amounts capitalized	16,897	29,851
Cash paid (received) for income taxes, net of refunds	(65)	(2)
Supplemental Schedule of Noncash Investing and Financing Activities
Payables incurred for capital expenditures	$ 6,452	$ 5,634